ACQUISITIONS AND DISPOSITIONS (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 segment	Dec. 02, 2011 Private placement senior notes	Dec. 02, 2011 Credit facility	Dec. 02, 2011 364 day credit facility	Dec. 31, 2011 Nalco merger segment	Dec. 31, 2013 Nalco merger	Dec. 31, 2012 Nalco merger	Dec. 31, 2011 Nalco merger	Dec. 02, 2011 Nalco merger	Dec. 31, 2012 Nalco merger Adjustments to Fair Value
Acquisitions and Dispositions
Number of operating units	10				3
Percentage of stock converted into the right to receive the entity's common stock					70.00%
Percentage of stock converted into the right to receive cash					30.00%
Percentage of consideration received by acquiree's stockholders who elected stock option					94.00%
Percentage of consideration received by acquiree's stockholders who elected cash option					100.00%
Cash consideration
Number of common shares outstanding receiving cash consideration					41,900,000
Cash consideration per common share outstanding					$ 38.80
Total cash paid to shareholders electing cash consideration					$ 1,623.9
Stock consideration
Number of common shares outstanding receiving stock consideration					97,500,000
Common stock issuable for each share of the acquired entity (in shares)					0.7005
Ecolab shares issued to shareholders electing stock consideration					68,300,000
Ecolab's closing stock price									$ 55.62
Total fair value of stock consideration					3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards									73.5
Total consideration transferred					5,497.1					2.1
Aggregate principal amount		500
Merger and integration costs						18.6	155.8	62.8
Maximum borrowing capacity under the credit agreement			1,500	2,000
Term of credit facility			5 years	364 days
Net adjustment made to the preliminary purchase price allocation										$ 53.0